NOTE 9 - RELATED PARTY TRANSACTIONS - Founder Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Loan Payable	$ 509,339	$ 797,921
Payments for Loans	10,792	10,294
Founder Loan [Member]
Related Party Transaction [Line Items]
Loan Payable	494,177	518,955
Founder Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	500,915	518,955
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	6,738
Payments for Loans	66,000	18,040
Principal Amount Outstanding of Loans Held-in-portfolio	$ 428,177	$ 500,915